Business combination (Details) - Pure Tech [Member]	Nov. 30, 2024 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Cash	$ 4,212,977
Accounts receivable, net	3,264,577
Notes receivables	1,299,453
Other receivables, net	140,172
Due from related parties	249,273
Prepayments	131,765
Right-of-use assets	364,175
Accounts payable	(2,714,374)
Other payables and accrued liabilities	(656,039)
Contract liabilities	(109,908)
Taxes payable	(494,392)
Lease liabilities - current	(134,463)
Lease liabilities - noncurrent	(217,569)
Net assets acquired	5,335,647
Goodwill	62,435,299
Purchase price for the Company	65,737,818
Fair value of non-controlling interest	2,033,128
Total purchase price	$ 67,770,946